Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Useful Lives of Property, Plant, and Equipment

all assets over the assets’ estimated useful lives. Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Asset Retirement Obligations Included in Other Liabilities

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Asset retirement obligations, January 1	$13,660	$13,300
Accretion expense	816	831
Settlement of existing liabilities	(1,625)	(1,278)
Adjustment to existing liabilities	(1,618)	807

Asset retirement obligations, December 31	$11,233	$13,660